REVENUE	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
REVENUE

NOTE 4: REVENUE

The following table disaggregates the Company’s revenue by major source for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30,
	2021	2020
	(unaudited)	(unaudited)
Revenue:
Financial Services	$192,600	$-
Merchandise	181,771	-
Tickets	48,618	-
Merchant Fees	459,103	-
NFTs	23,275	-
Service - Production	675,119	-
	$1,580,486	$-

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

Tickeri Inc [Member]
REVENUE

NOTE 3: REVENUE

All revenue for the three months ended March 31, 2021 and period January 2, 2020 through March 31, 2020 was for ticketing services.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

NOTE 3: REVENUE

All revenue for the period January 2, 2020 through December 31, 2020 was for ticketing services.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

Monster Creative LLC [Member]
REVENUE

NOTE 3: REVENUE

All of the Company’s revenue for the years ended December 31, 2020 and 2019 were generated from video content production.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

NOTE 3: REVENUE

All of the Company’s revenue for the years ended December 31, 2020 and 2019 were generated from video content production.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.